CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Product	$ 90,998	$ 98,725	$ 67,543
Service	69,484	70,232	72,886
Contract	68,941	66,065	75,470
Revenue, Net	229,423	235,022	215,899
Costs of sales:
Product	57,878	64,286	45,230
Service	56,736	47,045	55,573
Contract	64,347	61,826	71,293
Cost of goods and services sold	178,961	173,157	172,096
Gross margin	50,462	61,865	43,803
Operating expenses:
Selling, general and administrative	35,774	38,253	34,896
Research and development	13,797	15,853	13,618
Impairment of goodwill and intangible assets	20,843	0	0
Amortization of identifiable intangible assets	840	939	1,337
Operating expenses	71,254	55,045	49,851
Operating income (loss) from continuing operations	(20,792)	6,820	(6,048)
Other income, net	203	640	165
Interest expense	(211)	(352)	(400)
Income (loss) from continuing operations before provision for income taxes	(20,800)	7,108	(6,283)
Benefit (provision) benefit for income taxes	7,440	(2,141)	1,240
Income (loss) from continuing operations	(13,360)	4,967	(5,043)
Discontinued Operations [Abstract]
Loss on discontinued operations (net of tax)	(2,172)	(1,844)	(143)
Net income (loss)	$ (15,532)	$ 3,123	$ (5,186)
Basic earnings (loss) per share:
Income (loss) from continuing operations	$ (0.89)	$ 0.34	$ (0.35)
Loss from discontinued operations	$ (0.15)	$ (0.13)	$ (0.01)
Net income (loss)	$ (1.04)	$ 0.21	$ (0.36)
Diluted earnings (loss) per share:
Income (loss) from continuing operations	$ (0.89)	$ 0.33	$ (0.35)
Loss from discontinued operations	$ (0.15)	$ (0.12)	$ (0.01)
Net income (loss)	$ (1.04)	$ 0.21	$ (0.36)
Weighted average shares outstanding
Basic	15,000	14,822	14,547
Diluted	15,000	15,008	14,547